STOCK BASED COMPENSATION - Stock based compensation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
STOCK BASED COMPENSATION
Intrinsic value of outstanding options	$ 0
Stock-based compensation expense	1,090,000.00	$ 764,000
Unrecognized stock compensation expense	$ 3.0
Unrecognized stock compensation expense expected to be recognized over the remaining weighted average service period	3 years 8 months 12 days
Research and Development Expense
STOCK BASED COMPENSATION
Stock-based compensation expense	$ 152,000	100,000
General and Administrative Expense
STOCK BASED COMPENSATION
Stock-based compensation expense	$ 942,000	$ 664,000